INCOME TAXES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement of allowances
Closing balance		$ 13,000,601	$ 11,242,208
Allowance
Movement of allowances
Beginning of the year	57,189,659	54,140,359	39,745,271
Additions (Reversals)	(4,411,223)	4,670,785	14,530,536
Foreign exchange effect	206,552	(1,621,485)	(135,448)
Closing balance	$ 52,984,988	$ 57,189,659	$ 54,140,359